Cover	Jun. 20, 2023
Statement [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 20, 2023
Entity File Number	001-41357
Entity Registrant Name	Yotta Acquisition Corporation
Entity Central Index Key	0001907730
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	612-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units
Statement [Line Items]
Title of 12(b) Security	Units
Trading Symbol	YOTAU
Security Exchange Name	NASDAQ
Common Stock [Member]
Statement [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	YOTA
Security Exchange Name	NASDAQ
Warrants
Statement [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	YOTAW
Security Exchange Name	NASDAQ
Rights [Member]
Statement [Line Items]
Title of 12(b) Security	Rights
Trading Symbol	YOTAR
Security Exchange Name	NASDAQ